Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Prepaid Expenses and Other Current Assets
Schedule of prepaid expenses and other current assets

	As of December 31,
	2012	2013
	RMB	RMB

Prepaid commission to matchmaking service agencies	—	6,172
Prepaid expenses-other	30,523	6,659
Advances to employees	7,479	2,761
Interest receivables	2,863	4,782
Rental and other deposits	3,268	2,781
Others	450	540
	44,583	23,695